Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.dbr.com

February 19, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Northern Institutional Funds (the “Trust”)

Preliminary Proxy Statement

(File Nos. 2-80543 and 811-03605)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Joint Meeting of Shareholders and Form of Proxy (together, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Joint Meeting of Shareholders of the Trust and Northern Funds (including Northern Multi-Manager Funds) to be held on May 19, 2014 for the purpose of electing nine Trustees of the Trust; a meeting of the funds (each, a “Portfolio”) of the Trust for the purpose of approving management agreement between each Portfolio and its investment adviser, reflecting the provision of investment advisory and administration fees under a single agreement; for the Treasury Portfolio of the Trust, a change to the investment objective of the Portfolio to provide that it will invest its assets, under normal circumstances, exclusively in U.S. Treasury securities and related securities; and to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (215) 988-1146 if you have any comments or questions.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy